Subsequent Events (Details)						12 Months Ended
		Mar. 25, 2026 USD ($) $ / shares shares	Dec. 22, 2025 CNY (¥)	Dec. 22, 2025 USD ($)	Jan. 11, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Subsequent Events [Line Items]
Actual payment | $					$ 240,000
Annual interest rate					8.00%
Ordinary share par value (in Dollars per share) | $ / shares	[1]						$ 0.00001	$ 0.00001
Ordinary shares outstanding (in Shares)	[1]						4,971,484	3,378,188
Youpin SD [Member]
Subsequent Events [Line Items]
Equity of repurchase amount						¥ 78,220	$ 11,185
Zibo Hengsong [Member]
Subsequent Events [Line Items]
Equity of repurchase amount			¥ 312,374	$ 44,678
Youpin SD [Member]
Subsequent Events [Line Items]
Percentage of equity interest							13.0435%
Equity of repurchase amount						240,000	$ 34,320
Defendants consideration (in Yuan Renminbi) | ¥						¥ 1
Youpin SD [Member] | Zibo Hengsong [Member]
Subsequent Events [Line Items]
Percentage of equity interest							13.0435%
Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued (in Shares)		10
Share unissued (in Shares)		1
Ordinary share units (in Shares)		10
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.00001
Authorized share capital | $		$ 50,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Consolidated share (in Shares)		1
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares	[1]						$ 0.00001	$ 0.00001
Ordinary shares outstanding (in Shares)	[1]						4,603,440	2,790,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares outstanding (in Shares)		399,941,181.2
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares	[1]						$ 0.00001	$ 0.00001
Ordinary shares outstanding (in Shares)	[1]						368,044	588,188
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares outstanding (in Shares)		100,058,818.8
Minimum [Member]
Subsequent Events [Line Items]
Equity interests ranging in value | $					$ 104
Maximum [Member]
Subsequent Events [Line Items]
Equity interests ranging in value | $					$ 100,000

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.